Note 10 - Summary of the Status and Changes of the Options Granted Under the Stock Option Plans and Other Agreements (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding at beginning of period (in shares)	17,806,472	17,053,116	15,878,116
Outstanding at beginning of period (in dollars per share)	$ 1	$ 1.02	$ 1.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,671,488	1,138,356	1,175,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.26	$ 0.63	$ 0.84
Forfeited (in shares)	0	(235,000)
Forfeited (in dollars per share)	$ 0	$ 0.77
Outstanding at end of period (in shares)	20,477,960	17,806,472	17,053,116
Outstanding at end of period (in dollars per share)	$ 0.92	$ 1	$ 1.02